Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000191479 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191482 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Service Shares
Trading Symbol	FSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191481 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FMSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191478 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	QRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$76	1.44%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191477 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	QCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$93	1.76%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191475 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,347,689,560
Holdings Count | Holding	126
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000205626 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class A Shares
Trading Symbol	FHEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 88,928,454
Holdings Count | Holding	58
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000205625 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Institutional Shares
Trading Symbol	FHESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 88,928,454
Holdings Count | Holding	58
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000205628 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FHERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 88,928,454
Holdings Count | Holding	58
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)